SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(b)Principles of consolidation

The consolidated financial statements include the financial statements of the Group, its subsidiaries, its VIE, and subsidiaries of its VIE. All inter-company transactions and balances have been eliminated upon consolidation.

(c)Non-controlling interest

A non-controlling interest in the subsidiaries of VIEs of the Group represents the portion of the equity (net assets) in the subsidiaries of VIEs that has not been pledged to WFOES, consequently not directly or indirectly attributable to the Group. Non-controlling interests are presented as a separate component of equity on the consolidated balance sheet and net income (loss) and other comprehensive income (loss) are attributed to controlling and non-controlling interests respectively. The assets and liabilities of the Haitaoche (legal acquiree) are measured and recognized in the consolidated financial statements at their pre-combination carrying amounts. Therefore, in a reverse acquisition the noncontrolling interest reflects the noncontrolling shareholder’s proportionate interest in the pre combination carrying amounts of the legal acquiree’s net assets even though the noncontrolling interests in other acquisitions are measured at the fair value at the acquisition date.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-CONTINUED

(d)Business combinations

Business combinations are recorded using the acquisition method of accounting. The Group uses a screen to evaluate whether a transaction should be accounted for as an acquisition and/or disposal of a business versus assets. In order for a purchase to be considered an acquisition of a business, and receive business combination accounting treatment, the set of transferred assets and activities must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, then the set of transferred assets and activities is not a business.

The purchase price of business acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and noncontrolling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

(e)Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of revenues and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group's consolidated financial statements include, but are not limited to, the net realizable value of inventories, warrant liabilities, the valuation of prepaid expenses and other current assets, deferred tax valuation allowance, impairment assessment on goodwill and intangible assets, the beneficial conversion feature of preferred shares, the purchase price allocation associated with business combinations.

(f)	Fair value measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

●	Level 1 — inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.
●	Level 2 — inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3 — inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-CONTINUED

(g)Warrants

The Group accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Group’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter with changes in fair value recognized in the statements of operations in the period of change.

(h)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and cash in banks. The Group considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The amount of cash equivalents was both nil as December 31, 2020 and 2021.

(i)	Prepayment for vehicle purchase and other assets

Prepayment for vehicle purchase, other current assets and other non-current assets consist of prepayment for vehicle purchase to the dealership operators, advances to suppliers, deductible input VAT, other receivables and others. The Group reviews suppliers credit history and background information before advancing a payment. The Group maintains an allowance for doubtful accounts based on a variety of factors, including but not limited to the aging of prepayments, concentrations, credit-worthiness, historical and current economic trends and changes in delivery patterns. If the financial condition of its suppliers were to deteriorate, resulting in an impairment of their ability to deliver goods or provide services, the Group would provide allowance for such amount in the period when it is considered impaired. There is no allowance recognized for the prepayment for vehicle purchase, other current assets and other non-current assets for the years ended December 31, 2019 and 2020. The Company recorded impairment loss of $4,216 for other non-current assets for the year ended December 31, 2021.

(j)	Inventory

Inventory includes only the purchased new automobiles. Inventory is stated at the lower of cost or net realizable value. Inventory cost is determined by specific identification. Net realizable value is the estimated selling price less costs to complete, dispose and transport the vehicles. Selling prices are derived from historical data and trends, such as sales price and inventories turnover times of similar vehicles, as well as independent, market resources. Each reporting period the Group recognizes any necessary adjustments to reduce the cost of vehicle inventories to its net realizable value through cost of sales in the accompanying consolidated statements of operations.

Vehicle inventories are considered slow moving if they have not been sold within a 90 days period since procurement. In estimating the level of inventories write-downs for slow moving vehicles, the Group considers historical data and forecasted customer demand, such as sales price and inventories turnover of similar vehicles with similar mileage and condition, as well as independent, market information. This valuation process requires management to make judgments, based on currently available information, and assumptions about future demand and market conditions, which are inherently uncertain. To the extent that there are significant changes to estimated vehicle selling prices or decreases in demand for used vehicles, there could be significant adjustments to reflect inventories at net realizable value. There were no write-downs of inventories recorded for the years ended December 31,2019, 2020 and 2021.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-CONTINUED

(k)	Convertible notes

The Group accounts for its convertible notes under ASC 470 Debt, using the effective interest method, as a single debt instrument, from the issuance date to the maturity date. Interest expenses are recognized in the consolidated statement of operation in the period in which they are incurred.

(l)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if any. The depreciation is recognized on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated Useful Life
Computer equipment and application software	2 - 3 Years
Furniture and vehicles	5 Years

(m)	Intangible assets, net

Intangible asset is stated at cost less accumulated amortization and impairment if any. Intangible asset is amortized in a method which reflects the pattern in which the economic benefits of the intangible asset are expected to be consumed or otherwise used up. When assets are retired or disposed of, the cost and accumulated amortization are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated Useful Life
Software	10 Years
Domain name	10 Years
Trademark	10 Years

In accordance with ASC Topic 360, the Company reviews intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. Software and domain name are used for the business of Haitaoche and no impairment indicators was noted. The trademark recognized from the RTO were initial recognized using Relief-From-Royalty (“RFR”) method. The trademark was tested for impairment due to identification of impairment indicator.

The amount of impairment is measured as the difference between the asset’s estimated fair value and its carrying amount. The Company did not record any impairment charge for the years ended December 31, 2019, 2020 and 2021.

(n)	Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations.

The Group assesses goodwill for impairment on annual basis as of December 31 or if indicator noted for goodwill impairment, the Group will first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test. If this is the case, the quantitative goodwill impairment test is required. If it is more likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the quantitative goodwill impairment test is not required.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-CONTINUED

(n)Goodwill-continued

Quantitative goodwill impairment test is used to identify both the existence of impairment and the amount of impairment loss, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired. If the fair value of the reporting unit is less than its carrying amount, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

For the goodwill recognized as a result of the reverse acquisition on June 25, 2021, the management performed qualitative assessment subsequently, and noted certain facts and circumstances indicated that goodwill may be impaired. Those indicators include the following:

●	the acquisition date fair value of the consideration transferred appeared to be significantly higher than the fair value of the consideration as of the date the acquisition was agreed to, and
●	the declining operating cash flows and recurring net losses resulting from the temporary halt of KAH Group business operation in 2020 and first half of 2021.

As a result, it was considered more likely than not that the fair value of the reporting unit was less than its carrying value, which required the Group to perform a quantitative test, with the income approach using discounted cash flow (“DCF”), to determine the fair value of the KAH Group reporting unit. Based on the results of the quantitative goodwill impairment test, the Group fully impaired the goodwill generated through the reversed acquisition of $143,655 in 2021.

(o)	Impairment of long-lived assets

In accordance with ASC Topic 360, the Group reviews long-lived assets or asset group for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets or asset group may not be fully recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. Any impairment write-downs would be treated as permanent reductions in the carrying amounts of the assets and a charge to operations would be recognized. Management has performed a review of all long-lived assets and has determined that no impairment loss for long-lived assets has occurred for the years ended December 31, 2019 and 2020 and recorded impairment loss of $4,216 for other long-lived assets for the year ended December 31, 2021.

(p) Right-of -use assets

The Group leases premises for offices under non-cancellable operating leases.

Prior to the adoption of Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842) and subsequent amendments to the initial guidance including ASU No. 2017-13, ASU No. 2018-10, ASU No. 2018-11, ASU No. 2018-20, and ASU No. 2019-01 (collectively, “Topic 842”), operating leases were not recognized on the consolidated balance sheets, instead, rental expenses with fixed payments were recognized on a straight-line basis over the lease term.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-CONTINUED

(p) Right-of -use assets-continued

Effective January 1, 2021, the Group adopted Topic 842 using a modified retrospective transition approach for leases that exist at, or are entered into after January 1, 2021, and has not recast the comparative periods presented in the consolidated financial statements. Upon adoption of Topic 842 and the reverse acquisition, the lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease term. The right-of-use assets are initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. As the rate implicit in the lease cannot be readily determined, the Group’s incremental borrowing rate at the lease commencement date is used in determining the imputed interest and present value of lease payments. The incremental borrowing rate was determined using a portfolio approach based on the rate of interest that the Group would have to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The Group recognizes the single lease cost on a straight-line basis over the remaining lease term for operating leases.

The Group has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less; expenses for these leases are recognized on a straight-line basis over the lease term.

(q)	Value added tax

Value-added tax (“VAT”) is reported as a deduction to revenue when incurred. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expense and other current liabilities on the consolidated balance sheets.

In 2018, the Group entered into a series of ancillary agreements to facilitate its sale of used cars for value-added tax optimization purposes, which was still applicable in 2021. Under these ancillary agreements, when the Group sources a used car, the legal ownership of the car is transferred to Zhejiang Jieying and Shanghai Financial’s executives, and the registration is normally under the name of one of the dealership’s employees. The Group viewed itself as a service provider for VAT purpose, and therefore is only subject to value-added tax on the difference between the original purchase price and the retail price of the used cars. The Group’s other affiliated entities in the PRC, including Zhejiang Taohaoche and VIEs are subject to VAT for sales of automobiles at applicable tax rates, and subsequently paid to PRC tax authorities after netting input VAT on purchases.

The Group reports revenue net of PRC’s VAT for all the periods presented in the consolidated statements of operations.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-CONTINUED
(r)	Revenue recognition

The Group accounts for revenue using Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers. The following five steps are applied to achieve core principle of ASC 606:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the Group satisfies a performance obligation

The Group primarily sells automobiles to car dealers and individual customers through signing written sales contracts. The Group presents the revenue generated from its sales of automobiles on a gross basis as the Group is a principal based on the fact that the Group is primarily responsible for fulling the promise to deliver the specified used cars or new cars to the customers, the Group also has pricing discretion and obtains substantially all of the remaining benefits from the sale goods. Revenue is recognized at a point in time upon delivery, which usually coincide with the timing of the customer acceptance.

The following table identifies the disaggregation of the revenue for the years ended December 31, 2019, 2020 and 2021, respectively:

	For the years ended December 31,
	2019	2020	2021
Used-car sales	$—	$—	$251,054
New-car wholesales	45,848	1,207	2,786
Total revenues	$45,848	$1,207	$253,840

Advances from customers

Advances from customers for sales of goods are payment from customers for purchase, and are deferred when corresponding performance obligation has not been satisfied. They are recognized as revenue upon the Group transfers the control of products to the customers. The balances of advances from customers as of December 31, 2020 and December 31, 2021 were $410 and $553, respectively.

(s)	Cost of revenue

Cost of revenue consists primarily of cost of goods purchased from domestic and overseas regions.

(t)	Income taxes

The Group accounts for income taxes using the asset/liability method prescribed by ASC 740 Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-CONTINUED

(t)	Income taxes-continued

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Group’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000 ($15,500). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

As of December 31, 2020 and 2021, the Group did not have any significant unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. In addition, the Group did not have any interest or penalties associated with uncertain tax position for the years ended December 31, 2019, 2020 and 2021.

(u)	Foreign currency translation

The reporting currency of the Group is the U.S. dollar (“USD” or “$”). The functional currency of subsidiaries, VIEs located in China is the Chinese Renminbi (“RMB”), the functional currency of subsidiaries located in Hong Kong is the Hong Kong dollars (“HK dollar” or “HK$”). For the entities whose functional currency is the RMB and HK$, result of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of comprehensive income (loss).

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Both exchanges rates were published by the Federal Reserve Board. Any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are shown as foreign currency exchange (loss) gains in the consolidated statements of operations and comprehensive income (loss) as incurred.

The consolidated balance sheets amount, with the exception of equity, on December 31, 2020 and December 31, 2021 were translated at RMB6.5250 to $1.00 and at RMB6.3726 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and cash flows for the years ended December 31, 2019, 2020 and 2021 were RMB6.9081 to $1.00, RMB6.7434 to $1.00 and RMB6.3914 to $1.00, respectively.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-CONTINUED

(v)	Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Company recognizes the compensation costs net of estimated forfeitures using the straight-line method, over the applicable vesting period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods. Share options granted to employees with market conditions attached are measured at fair value on the grant date and are recognized as the compensation costs over the estimated requisite service period, regardless of whether the market condition has been met.

A change in any of the terms or conditions of share options is accounted for as a modification of stock options. The Company calculates the incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Company recognizes incremental compensation cost in the period the modification occurred. For unvested options, the Company recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

(w)	Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Potentially dilutive shares are excluded from the computation if their effect is anti-dilutive.

(x)	Comprehensive income (loss)

Comprehensive income (loss) is comprised of the Group’s net income (loss) and other comprehensive income (loss). The components of other comprehensive income (loss) consist solely of foreign currency translation adjustments.

(y)	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -CONTINUED

(z)	Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalent, prepayment for vehicle purchase and other receivable due from noncontrolling shareholders. The Group places its cash and cash equivalent with financial institutions with high-credit ratings and quality.

Prepayment for vehicle purchase and other current assets are concentrated with noncontrolling shareholders (Note 4) as of December 31, 2021. With regard to the prepayment for used car purchase, the Group regularly monitor and performs inspection and counting on these noncontrolling shareholders’ cars inventory to ensure the prepayments are recoverable. Regarding the other receivable due from these noncontrolling shareholders, the Group has arrangement to hold the Company’s ordinary shares issuable to these parties to ensure the repayment of majority of the balances.

There were no customers that accounted for 10% or more of total revenues for the years ended December 31, 2019, 2020 and 2021. No supplier that accounted for 10% or more of total purchase for the years ended December 31, 2019, 2020 and 2021 or 10% or more of prepaid expenses and other current assets balance as December 31, 2020 and 2021.

(aa)	Segment reporting

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

The Group’s CODM reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Group as a whole and hence, the Group has only one reportable segment. The Group operates and manages its business as a single segment. As the Group’s long-lived assets are substantially all located in the PRC and substantially all of the Group’s revenue is derived from within the PRC, no geographical segments are presented.

(bb)	Recent accounting standards

In June 2016, the FASB amended guidance related to impairment of financial instruments as part of ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a Group recognizes an allowance based on the estimate of expected credit loss. The ASU is effective for public Group for fiscal years, and interim periods within those fiscal years beginning after December 15, 2019. For all other entities, the amendments for ASU 2016-13 are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Group identifies itself as an emerging growth company (“EGC”) for the fiscal year ended December 31, 2021. The Group is in the process of evaluating the impact that this guidance will have on its consolidated financial statements. and plans to adopt ASU 2016-13 from Janurary 1, 2023.

In August 2020, the FASB amended guidance related to accounting for convertible instruments as part of ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Debts with Conversion and Other Options. The guidance amended the guidance on convertible debt instruments by removing accounting models for the instruments with beneficial conversion features and cash conversion features and amended the disclosure guidance on convertible debt instruments The ASU is effective for public Group for fiscal years, and interim periods within those fiscal years beginning after December 15, 2021. For all other entities including emerging growth companies, the ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2023. The Group is in the process of evaluating the impact that this guidance will have on its consolidated financial statements.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -CONTINUED

(bb)Recent accounting standards-continued

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. This ASU requires acquiring entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. This guidance is effective for public entities for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The impact of adopting this guidance on the Company’s consolidated financial statements will depend on business combinations occurring on or after the effective date.

Recently issued ASUs by the FASB, except for the ones mentioned above, are not expected to have a significant impact on the Group’s consolidated results of operations or financial position. Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.